Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Inventory Disclosure [Abstract]
Inventory write-down	¥ 10,641	$ 1,499	¥ 35,406	¥ 49,485